Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com
Jessica D. Burt, Esquire 202.419.8409 jburt@stradley.com
1934 Act Rule 14a-6(a)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

January 14, 2022

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Trust”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, Notice of Special Meeting of Shareholders, Proxy Materials and form of proxy card to be used in connection with a special meeting of shareholders (the “Meeting”) of the NVIT AllianzGI International Growth Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Mid Cap Index Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund and NVIT Allspring Discovery Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
The Meeting is scheduled to be held on March 31, 2022. As described in the Proxy Materials, the purpose of the meeting is to: 1) approve the use of a “manager of managers” structure for each Fund, and 2) vote on any other business that may properly come before the Meeting or any adjournment(s) thereof.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Chris Zimmerman, Esq. at (202) 419-8402.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

cc: Allan J. Oster, Esquire

A Pennsylvania Limited Liability Partnership